FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07866

                     Templeton Emerging Markets Income Fund
               (Exact name of registrant as specified in charter)

      500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
               (Address of principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  05/31/07
                           ---------


Item 1. Schedule of Investments.




Templeton Emerging Markets Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   7


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Templeton Emerging Markets Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL AMOUNT a             VALUE
-----------------------------------------------------------------------------------------------------------------------
    BONDS 94.7%
    ARGENTINA 12.0%
    Government of Argentina,
   b,c FRN, 5.475%, 8/03/12 ..............................................          107,145,000          $  77,090,828
     d GDP Linked Security, 12/15/35 .....................................           75,000,000             11,835,000
                                                                                                         --------------
                                                                                                            88,925,828
                                                                                                         --------------
    BOSNIA AND HERZEGOVINA 1.7%
  c Government of Bosnia & Herzegovina, FRN, 3.50%, 12/11/17 .............           11,020,835   EUR       12,828,111
                                                                                                         --------------
    BRAZIL 20.3%
    Government of Brazil,
       7.875%, 3/07/15 ...................................................            1,275,000              1,438,200
       8.00%, 1/15/18 ....................................................           61,615,000             68,762,340
     c FRN, 11.10%, 6/29/09 ..............................................            2,900,000              3,232,775
    Nota Do Tesouro Nacional,
       9.762%, 1/01/12 ...................................................               77,000 e BRL       39,778,048
       9.762%, 1/01/14 ...................................................               20,000 e BRL       10,361,892
       9.762%, 1/01/17 ...................................................               35,000 e BRL       18,190,394
     f Index Linked, 6.00%, 11/15/09 .....................................                5,100 e BRL        4,279,828
     f Index Linked, 6.00%, 5/15/15 ......................................                5,600 e BRL        4,744,087
                                                                                                         --------------
                                                                                                           150,787,564
                                                                                                         --------------
    COLOMBIA 0.8%
    Government of Colombia, 11.75%, 2/25/20 ..............................            4,255,000              6,361,225
                                                                                                         --------------
    EL SALVADOR 0.4%
  g Government of El Salvador, 144A, 7.65%, 6/15/35 ......................            2,650,000              3,100,500
                                                                                                         --------------
    FIJI 0.8%
    Republic of Fiji, 6.875%, 9/13/11 .....................................           5,880,000              5,710,950
                                                                                                         --------------
    INDONESIA 13.5%
    Government of Indonesia,
       14.25%, 6/15/13 ...................................................      209,282,000,000   IDR       29,992,266
       14.275%, 12/15/13 .................................................      166,215,000,000   IDR       24,149,859
       11.00%, 10/15/14 ..................................................      120,832,000,000   IDR       15,482,156
       9.50%, 6/15/15 ....................................................        9,450,000,000   IDR        1,124,644
       10.75%, 5/15/16 ...................................................       26,870,000,000   IDR        3,432,189
       10.00%, 7/15/17 ...................................................       18,800,000,000   IDR        2,305,540
       11.50%, 9/15/19 ...................................................       40,000,000,000   IDR        5,265,740
       11.00%, 11/15/20 ..................................................      132,050,000,000   IDR       16,872,649
       12.90%, 6/15/22 ...................................................        2,000,000,000   IDR          288,474
       12.00%, 9/15/26 ...................................................        7,850,000,000   IDR        1,068,701
                                                                                                         --------------
                                                                                                            99,982,218
                                                                                                         --------------
    IRAQ 4.4%
  g Government of Iraq, 144A, 5.80%, 1/15/28 .............................           50,575,000             32,368,000
                                                                                                         --------------
    MALAYSIA 0.6%
    Government of Malaysia,
       3.569%, 2/14/08 ...................................................            2,230,000   MYR          657,812
       3.17%, 5/15/08 ....................................................            9,410,000   MYR        2,764,715
       6.45%, 7/01/08 ....................................................            1,560,000   MYR          473,903
       7.00%, 3/15/09 ....................................................            1,660,000   MYR          519,761
                                                                                                         --------------
                                                                                                             4,416,191
                                                                                                         --------------


                                          Quarterly Statement of Investments | 3

Templeton Emerging Markets Income Fund

----------------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL AMOUNT a              VALUE
----------------------------------------------------------------------------------------------------------------------
    BONDS (CONTINUED)
    MEXICO 4.3%
    Government of Mexico,
       8.00%, 12/17/15 ...................................................            1,775,000 h MXN    $  16,977,133
       10.00%, 12/05/24 ..................................................            1,315,000 h MXN       15,182,543
                                                                                                         --------------
                                                                                                            32,159,676
                                                                                                         --------------
    NETHERLANDS 2.0%
    Rabobank Nederland, senior note, 8.75%, 1/24/17 ......................          157,900,000   MXN       15,265,681
                                                                                                         --------------
    PAKISTAN 2.0%
g,i Government of Pakistan, 144A, 6.875%, 6/01/17 ........................           15,000,000             14,850,000
                                                                                                         --------------
    PANAMA 0.9%
    Government of Panama, 6.70%, 1/26/36 .................................            6,639,000              7,004,145
                                                                                                         --------------
    PERU 5.1%
    Government of Peru,
       9.875%, 2/06/15 ...................................................            4,255,000              5,398,553
       7.35%, 7/21/25 ....................................................           10,520,000             12,162,172
       8.75%, 11/21/33 ...................................................           12,550,000             16,754,250
  g Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1,
      144A, zero cpn., 5/31/18 ...........................................            4,764,000              3,239,520
                                                                                                         --------------
                                                                                                            37,554,495
                                                                                                         --------------
    PHILIPPINES 4.2%
    Government of the Philippines,
       9.00%, 2/15/13 ....................................................           21,460,000             24,598,525
       8.875%, 3/17/15 ...................................................            1,650,000              1,938,585
     j Reg S, 8.75%, 10/07/16 ............................................            3,750,000              4,464,506
                                                                                                         --------------
                                                                                                            31,001,616
                                                                                                         --------------
    POLAND 2.5%
    Government of Poland,
       6.00%, 5/24/09 ....................................................           32,600,000   PLN       11,777,290
       6.25%, 10/24/15 ...................................................           15,380,000   PLN        5,775,547
       5.75%, 9/23/22 ....................................................            2,000,000   PLN          732,998
                                                                                                         --------------
                                                                                                            18,285,835
                                                                                                         --------------
    RUSSIA 8.1%
  j Aries Vermogen, Reg S, 9.60%, 10/25/14 ...............................           24,000,000             30,139,200
  j Government of Russia,
       Reg S, 11.00%, 7/24/18 ............................................           12,670,000             18,047,148
       Reg S, 12.75%, 6/24/28 ............................................            6,566,000             11,896,804
                                                                                                         --------------
                                                                                                            60,083,152
                                                                                                         --------------
    SOUTH KOREA 1.5%
    Korea Treasury Note,
       4.75%, 3/12/08 ....................................................        3,965,000,000   KRW        4,259,327
       4.25%, 9/10/08 ....................................................        6,476,680,000   KRW        6,904,256
                                                                                                         --------------
                                                                                                            11,163,583
                                                                                                         --------------
  k SUPRANATIONAL 4.5%
    Inter-American Development Bank, senior note, 7.50%, 12/05/24 ........          355,000,000   MXN       33,231,991
                                                                                                         --------------


4 | Quarterly Statement of Investments

Templeton Emerging Markets Income Fund

-----------------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL AMOUNT a              VALUE
-----------------------------------------------------------------------------------------------------------------------
    BONDS (CONTINUED)
    THAILAND 1.6%
    Bank of Thailand Bond,
       5.00%, 1/12/08 ....................................................           31,460,000 THB      $     918,864
       5.50%, 8/10/08 ....................................................           51,970,000 THB          1,541,432
    Government of Thailand,
       4.125%, 2/12/08 ...................................................           98,000,000 THB          2,849,152
       8.50%, 12/08/08 ...................................................           11,000,000 THB            342,475
       4.80%, 4/09/10 ....................................................          212,000,000 THB          6,371,963
                                                                                                         --------------
                                                                                                            12,023,886
                                                                                                         --------------
    UKRAINE 3.4%
  g Government of the Ukraine, 144A,
       7.65%, 6/11/13 ....................................................           11,948,000             12,993,450
     c FRN, 8.775%, 8/05/09 ..............................................           11,660,000             12,366,013
                                                                                                         --------------
                                                                                                            25,359,463
                                                                                                         --------------
    VIETNAM 0.1%
  c Government of Vietnam, FRN, 6.25%, 3/12/16 ...........................              854,609                859,737
                                                                                                         --------------
    TOTAL BONDS (COST $627,711,531) ......................................                                 703,323,847
                                                                                                         --------------
    SHORT TERM INVESTMENTS 5.1%
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 3.5%
    EGYPT 1.7%
  l Egypt Certificate of Deposit, 9/12/07 ................................            2,000,000 EGP            344,381
  l Egypt Treasury Bills, 6/19/07 - 1/08/08 ..............................           68,825,000 EGP         11,839,016
                                                                                                         --------------
                                                                                                            12,183,397
                                                                                                         --------------
    MALAYSIA 1.0%
  l Malaysia Treasury Bills, 11/01/07 - 12/21/07 .........................           26,350,000 MYR          7,609,281
                                                                                                         --------------
    THAILAND 0.8%
  l Thailand Treasury Bills, 12/06/07 - 1/10/08 ..........................          208,565,000 THB          5,917,453
                                                                                                         --------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $25,293,233) .................................................                                  25,710,131
                                                                                                         --------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
      (COST $653,004,764) ................................................                                 729,033,978
                                                                                                         --------------

                                                                                   -------------
                                                                                      SHARES
                                                                                   -------------
    MONEY MARKET FUND (COST $12,042,214) 1.6%
    UNITED STATES 1.6%
  m Franklin Institutional Fiduciary Trust Money Market Portfolio,
      4.83% ..............................................................           12,042,214             12,042,214
                                                                                                         --------------


                                          Quarterly Statement of Investments | 5

Templeton Emerging Markets Income Fund

--------------------------------------------------------------------------------
                                                                       VALUE
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS (COST $665,046,978) 99.8% ................   $ 741,076,192
   NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.2)% ...      (1,361,627)
   OTHER ASSETS, LESS LIABILITIES 0.4% ........................       2,653,579
                                                                  --------------
   NET ASSETS 100.0% ..........................................   $ 742,368,144
                                                                  ==============

CURRENCY ABBREVIATIONS

BRL - Brazilian Real
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
THB - Thailand Baht

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Note
GDP - Gross Domestic Product

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

c The coupon rate shown represents the rate at period end.

d Securities are linked to the Argentine GDP and do not pay principal over the life of the security or at expiration. Securities entitle the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of these GDP linked securities.

e Principal amount is stated in 1,000 Brazilian Real Units.

f Redemption price at maturity is adjusted for inflation.

g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2007, the aggregate value of these securities was $78,917,483, representing 10.63% of net assets.

h Principal amount is stated in 100 Mexican Peso Units.

i Security purchased on a when-issued or delayed delivery basis

j Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2007, the aggregate value of these securities was $64,547,658, representing 8.69% of net assets.

k A supranational organization is an entity formed by two or more central governments through international treaties.

l The security is traded on a discount basis with no stated coupon rate.

m The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Emerging Markets Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Emerging Markets Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                                          Quarterly Statement of Investments | 7

Templeton Emerging Markets Income Fund

3. INCOME TAXES

At May 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................................  $   670,821,565
                                                            ================

Unrealized appreciation ..................................  $    74,210,994
Unrealized depreciation ..................................       (3,956,367)
                                                            ----------------
Net unrealized appreciation (depreciation) ...............  $    70,254,627
                                                            ================

4. FORWARD EXCHANGE CONTRACTS

At May 31, 2007, the Fund had the following forward exchange contracts outstanding:

-----------------------------------------------------------------------------------------------
                                           CONTRACT     SETTLEMENT   UNREALIZED   UNREALIZED
                                            AMOUNT         DATE         GAIN         LOSS
-----------------------------------------------------------------------------------------------
CONTRACTS TO SELL
       61,513,239   Mexican Peso .......    5,568,321     8/16/07    $       --   $   (133,513)
       42,706,994   Mexican Peso .......    3,882,807     8/20/07            --        (74,907)
       69,355,929   Mexican Peso .......    6,287,081     8/21/07            --       (139,853)
       34,649,958   Mexican Peso .......    3,081,914     9/12/07            --       (124,558)
       13,012,157   Mexican Peso .......    1,153,918     9/14/07            --        (50,057)
       74,700,583   Mexican Peso .......    6,663,151    11/26/07            --       (216,116)
       40,428,962   Mexican Peso .......    3,603,455     1/25/08            --       (104,995)
      167,925,352   Mexican Peso .......   15,000,031     5/06/08            --       (298,233)
      345,894,250   Mexican Peso .......   31,260,212     5/21/08            --       (219,395)
                                                                     --------------------------
         NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS ......    $       --   $ (1,361,627)
                                                                     --------------------------

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments











Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Income Fund


By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  July 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  July 26, 2007


By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Financial Officer
Date  July 26, 2007